TAXATION (Schedule of Reconciliation Between Total Income Tax Expense and Amount Computed by Applying the Weighted Average Statutory Income Tax Rate to Income Before Income Taxes) (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012
Reconciliation between total income tax expense and the amount computed by applying the weighted average statutory income tax rate to income before income taxes
Weighted average statuary tax rate (as a percent)	25.00%	25.00%	25.00%
Tax effect of non-deductible expenses	(1.00%)	0.00%	(1.00%)
Tax effect of non-taxable income (as a percent)	1.00%	0.00%	0.00%
Tax effect of tax-exempt entities (as a percent)	(10.00%)	(9.00%)	(12.00%)
Tax effect of deemed profit (as a percent)	(1.00%)	0.00%	0.00%
Tax effect of disposed entity (as a percent)	0.00%	13.00%	0.00%
Tax penalty (as a percent)	(4.00%)	0.00%	(1.00%)
Changes in valuation allowance (as a percent)	(29.00%)	2.00%	(13.00%)
Effective tax rate (as a percent)	(19.00%)	31.00%	(2.00%)	12.50%